Schedule II Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts:
Movement in valuation and qualifying accounts
Balance at beginning of year	$ 12	$ 13	$ 12
Provision/ charged (credit) to expense	13		3
Net deductions/ Other	(4)	(1)	(2)
Balance at end of year	21	12	13
Allowance for Deferred Tax Assets:
Movement in valuation and qualifying accounts
Balance at beginning of year	21	18	12
Provision/ charged (credit) to expense	(2)	3	6
Balance at end of year	19	21	18
Reserve for LIFO Valuation:
Movement in valuation and qualifying accounts
Balance at beginning of year	37	62	91
Net deductions/ Other	(9)	(25)	(29)
Balance at end of year	$ 28	$ 37	$ 62